Document And Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	Legend Oil & Gas, Ltd.
Entity Central Index Key	0001140414
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 46,850	$ 52,726	$ 100,894
Accounts receivable	334,690	388,792	11,377
Prepaid expenses	74,145	90,109	19,551
Total current assets	455,685	531,627	131,822
Deposits	3,740	3,740	3,740
Oil and gas property, plant and equipment
Proven property-net	8,283,387	8,499,199
Unproven property	8,492,680	8,335,380	628,600
Total oil and gas properties, net	16,776,067	16,834,579	628,600
Total assets	17,235,492	17,369,946	764,162
Current Liabilities
Accounts payable	528,515	312,553	14,931
Contingent consideration	1,360,635	1,404,059
Note payable to bank	5,357,197	5,094,042
Total current liabilities	7,246,347	6,810,654	14,931
Asset retirement obligations	1,640,381	1,601,423
Total liabilities	8,886,728	8,412,077	14,931
Total contingent liability	7,471,985	7,601,499
Stockholders' Equity
Common stock- 400,000,000 shares authorized; $0.001 par value; 51,242,516, 50,582,516 and 62,360,000 shares issued and outstanding respectively.	51,243	50,583	62,360
Additional paid-in capital	8,249,354	7,691,161	980,472
Accumulated other comprehensive loss	108,083	(42,438)
Accumulated deficit	(7,531,901)	(6,342,936)	(293,601)
Total stockholders' equity	876,779	1,356,370	749,231
Total liabilities and stockholders' equity	17,235,492	17,369,946	764,162
Redeemable Convertible Preferred Stock [Member]
Current Liabilities
Contingently redeemable stock	366,953	496,467
Common Stock [Member]
Current Liabilities
Contingently redeemable stock	$ 7,105,032	$ 7,105,032

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	51,242,516	50,582,516	62,360,000
Common stock, shares outstanding	51,242,516	50,582,516	62,360,000
Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	1,700,000	2,300,000	0
Preferred stock, shares outstanding	1,700,000	2,300,000	0
Preferred stock, redemption price per share	$ 2	$ 2	$ 2

Consolidated Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Oil and gas revenue	$ 698,248	$ 45,820	$ 876,720	$ 16,320
Costs and Expenses
General and administrative	1,011,606	121,598	2,950,365	152,019
Production expenses	428,518	33,651	467,323	16,027
Depletion, depreciation, and amortization	420,785		493,594
Impairment of oil and gas property			1,558,036
Accretion on asset retirement obligation	13,026		15,212
Total costs and expenses	1,873,935	155,649	5,484,530	168,046
Operating Loss	(1,175,687)	(109,829)	(4,607,810)	(151,726)
Other Income and Expense
Interest expense	(56,702)		(37,466)	(6,388)
Interest income		86
Change in value of contingent consideration	43,424		(1,404,059)
Total other income and expense	(13,278)	86	(1,441,525)	(6,388)
Net loss	$ (1,188,965)	$ (109,743)	$ (6,049,335)	$ (158,114)
Basic and diluted weighted average shares outstanding	50,642,516	62,546,667	52,403,346	92,966,849
Basic and diluted net loss per share	$ (0.02)	$ 0	$ (0.12)	$ 0

Consolidated Statements Of Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (1,188,965)	$ (109,743)	$ (6,049,335)	$ (158,114)
Other comprehensive loss
Foreign currency translation adjustment loss	150,521		(42,438)
Comprehensive loss	$ (1,038,444)	$ (109,743)	$ (6,091,773)	$ (158,114)

Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,188,965)	$ (109,743)	$ (6,049,335)	$ (158,114)
Adjustments to reconcile net loss to cash flows from operating activities:
Stock-based compensation	369,340		1,464,874
Accretion on asset retirement obligation	13,026		15,212
Issuance of common stock for services	60,000		20,000
Change in value of contingent consideration liability	(43,424)		1,404,059
Other		4,751		5,752
Depletion, depreciation, amortization and impairment	420,785		2,051,630
Changes in operating assets and liabilities:
Accounts receivable	60,178	(2,374)	(377,415)	(11,377)
Prepaid expenses and other assets	15,927		(70,558)	(23,291)
Accounts payable	212,275	40,028	484,870	12,210
Net cash flows from operating activities	(80,858)	(67,338)	(1,056,663)	(174,820)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Sovereign oil and gas property			(8,789,882)
Purchase of oil and gas properties	(106,344)	(130,672)	(253,227)	(628,600)
Net cash flows from investing activities	(106,344)	(130,672)	(9,043,109)	(628,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants		150,000	400,000	900,000
Proceeds from issuance of preferred stock and warrants			4,600,000
Proceeds from note payable to bank	263,155		5,094,042
Other				3,825
Net cash flows from financing activities	263,155	150,000	10,094,042	903,825
Change in cash and cash equivalents before effect of exchange rate changes	75,953	(48,100)	(5,730)	100,405
Effect of exchange rate changes	(81,829)		(42,438)
Net change in cash and cash equivalents	(5,876)	(48,100)	(48,168)	100,405
Cash and cash equivalents, beginning of period	52,726	100,894	100,894	489
Cash and cash equivalents, end of period	46,850	52,794	52,726	100,894
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	56,702		37,466	2,000
NON-CASH INVESTING ACTIVITIES
Purchase of oil and gas properties		$ 9,638

Statements Of Consolidated Stockholders' Equity (USD $)	October 2010 Common Stock [Member]	October 2010 Additional Paid-In Capital [Member]	October 2010	October 2011 Common Stock [Member]	October 2011 Additional Paid-In Capital [Member]	October 2011	February 2011 [Member] Common Stock [Member]	February 2011 [Member] Additional Paid-In Capital [Member]	February 2011 [Member]	April 2011 [Member] Common Stock [Member]	April 2011 [Member] Additional Paid-In Capital [Member]	April 2011 [Member]	August 2011 [Member] Additional Paid-In Capital [Member]	August 2011 [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Preferred Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2009															$ 145,560	$ (123,096)	$ (135,487)	$ 100		$ (112,923)
Balance, shares at Dec. 31, 2009															145,560,000			100,000
Shareholder Contribution, rent																225				225
Write-off loans and interest payable to shareholder																120,043				120,043
Cancellation of stock by shareholders															(85,000)	85,100		(100)
Cancellation of stock by shareholders, shares															(85,000,000)			(100,000)
Issuance of common stock and warrants	1,300	648,700	650,000
Issuance of common stock and warrants, shares	1,300,000
Issuance of common stock															500	249,500				250,000
Issuance of common stock, shares															500,000
Net loss																	(158,114)			(158,114)
Balance at Dec. 31, 2010															62,360	980,472	(293,601)			749,231
Balance, shares at Dec. 31, 2010															62,360,000
Cancellation of stock by shareholders															(15,890)	15,890
Cancellation of stock by shareholders, shares															(15,890,000)
Issuance of common stock and warrants							300	149,700	150,000	250	249,750	250,000
Issuance of common stock and warrants, shares							300,000			250,000
Issuance of common stock				3,553	706,952	710,505
Issuance of common stock, shares				3,552,516
Issuance of convertible preferred stock and warrants													4,103,533	4,103,533
Common stock issued for services															10	19,990				20,000
Common stock issued for services, shares															10,000
Stock based compensation																1,464,874				1,464,874
Foreign currency translation																			(42,438)	(42,438)
Net loss																	(6,049,335)			(6,049,335)
Balance at Dec. 31, 2011															50,583	7,691,161	(6,342,936)		(42,438)	1,356,370
Balance, shares at Dec. 31, 2011															50,582,516
Common stock issued for services															60	59,940				60,000
Common stock issued for services, shares															60,000
Stock based compensation																369,340				369,340
Conversion of convertible preferred stock															600	128,913				129,513
Conversion of convertible preferred stock, shares															600,000
Foreign currency translation																			150,521	150,521
Net loss																	(1,188,965)			(1,188,965)
Balance at Mar. 31, 2012															$ 51,243	$ 8,249,354	$ (7,531,901)		$ 108,083	$ 876,779
Balance, shares at Mar. 31, 2012															51,242,516

Organization And Description Of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization And Description Of Operations [Abstract]
Organization And Description Of Operations

NOTE 1—ORGANIZATION AND DESCRIPTION OF OPERATIONS

Description of Business

We are an oil and gas exploration, development and production company. Our oil and gas property interests are located in Western Canada (in Berwyn, Medicine River, Boundary Lake, Red Earth, Swan Hills and Wildmere in Alberta, and Clarke Lake and Inga in British Columbia) and in the United States (in the Piqua region of the State of Kansas and in the Bakken and Three Forks formations in Divide County, North Dakota).

The Company was incorporated under the laws of the State of Colorado on November 27, 2000 under the name “SIN Holdings, Inc.” From inception until June 2010, we pursued our original business plan of developing a web portal listing senior resources across the United States through our former wholly-owned subsidiary Senior-Inet, Inc. On July 29, 2010, Senior-Inet, Inc. was dissolved and we changed our business to the acquisition, exploration, development and production of oil and gas reserves. To align our name with our new business, on November 29, 2010, we changed our name to Legend Oil and Gas, Ltd.

On July 28, 2011, we formed a wholly owned subsidiary named Legend Energy Canada, Ltd. (“Legend Canada”), a corporation registered under the laws of Alberta, Canada. Legend Canada was formed to acquire, own and manage certain oil and gas properties and assets located in Canada. Legend Canada completed the acquisition of significant oil and gas reserves located in Canada on October 20, 2011.

NOTE 1—ORGANIZATION AND DESCRIPTION OF OPERATIONS

Description of Business

We are an oil and gas exploration, development and production company. Our oil and gas property interests are located in Western Canada (in Berwyn, Medicine River, Boundary Lake, Red Earth, Swan Hills and Wildmere in Alberta, and Clarke Lake and Inga in British Columbia) and in the United States (in the Piqua region of the State of Kansas and in the Bakken and Three Forks formations in Divide County, North Dakota).

The Company was incorporated under the laws of the State of Colorado on November 27, 2000 under the name “SIN Holdings, Inc.” From inception until June 2010, we pursued our original business plan of developing a web portal listing senior resources across the United States through our former wholly-owned subsidiary Senior-Inet, Inc. On July 29, 2010, Senior-Inet, Inc. was dissolved and we changed our business to the acquisition, exploration, development and production of oil and gas reserves. To align our name with our new business, on November 29, 2010, we changed our name to Legend Oil and Gas, Ltd.

On July 28, 2011, we formed a wholly owned subsidiary named Legend Energy Canada, Ltd. (“Legend Canada”), which is a corporation registered under the laws of Alberta, Canada. Legend Canada was formed to acquire, own and manage certain oil and gas properties and assets located in Canada. Legend Canada completed the acquisition of significant oil and gas reserves located in Canada on October 20, 2011.

Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, and our wholly-owned subsidiary Legend Canada. Intercompany transactions and balances have been eliminated in consolidation. We account for our undivided interest in oil and gas properties using the proportionate consolidation method, whereby our share of assets, liabilities, revenues and expenses are included in the financial statements.

Interim Reporting

The unaudited financial information in this Report reflects all adjustments, consisting solely of normal recurring items, which in the opinion of management are necessary to fairly state our financial position and our results of operations for the periods presented. This Report on Form 10-Q should be read in conjunction with our consolidated financial statements and notes thereto included in our Form 10-K for the fiscal year ended December 31, 2011. We assume that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. Accordingly, footnote disclosure, which would substantially duplicate the disclosure contained in our Form 10-K for the fiscal year ended December 31, 2011 has been omitted. The results of operations for the three month periods ended March 31, 2012 are not necessarily indicative of results for the entire year ending December 31, 2012 or for any other period.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Management’s judgments and estimates in these areas are to be based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. The more significant reporting areas impacted by management’s judgments and estimates are accruals related to oil and gas sales and expenses, estimates of future oil and gas reserves, estimates used in the impairment of oil and gas properties, and the estimated future timing and cost of asset retirement obligations.

Actual results could differ from the estimates as additional information becomes known. The carrying values of oil and gas properties are particularly susceptible to change in the near term. Changes in the future estimated oil and gas reserves or the estimated future cash flows attributable to the reserves that are utilized for impairment analysis could have a significant impact on the future results of operations.

Cash and Cash Equivalents

We consider all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are due under normal trade terms and are presented on the consolidated balance sheets net of allowances for doubtful accounts. We establish provisions for losses on accounts receivable for estimated uncollectible accounts and regularly review collectability and establish or adjust the allowance as necessary using the specific identification method. Account balances that are deemed uncollectible are charged off against the allowance. No allowance for doubtful accounts was necessary as of March 31, 2012 and December 31, 2011.

Comprehensive Income

For operations outside of the U.S. that prepare financial statements in currencies other than U.S. dollars, we translate the financial statements into U.S. dollars. Results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at end of period exchange rates, except for equity transactions and advances not expected to be repaid in the foreseeable future, which are translated at historical costs. The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are accumulated as a separate component in other comprehensive income (loss). Accumulated other comprehensive income (loss) consists entirely of foreign currency translation adjustments at March 31, 2012 and December 31, 2011.

Liquidity

We have incurred net operating losses and operating cash flow deficits over the last two years, continuing through the first quarter of 2012. We are in the early stages of acquisition and development of oil and gas leaseholds, and we have been funded primarily by a combination of equity issuances and bank debt, and to a lesser extent by operating cash flows, to execute on our business plan of acquiring working interests in oil and gas properties and for working capital for production. At March 31, 2012, we had cash and cash equivalents totaling approximately $47,000.

In October 2011, we established a revolving demand loan with National Bank of Canada through our wholly-owned subsidiary, Legend Canada. The credit facility had a maximum borrowing base of CA$6.0 million. On March 25, 2012, we received notification from the Bank of its decision to reduce and restructure our credit facility, following their interim review in the first quarter of 2012. The Bank advised us that it decided to reduce the maximum borrowing base under the credit facility due to decreases in the market prices of natural gas and the resulting decrease in the value of our reserves securing the credit facility. On March 27, 2012, we entered into an Amending Offering Letter with the Bank to amend the credit facility on the following terms: (a) the revolving demand loan was reduced from CA$6.0 million to CA$4.0 million, which is payable in full at any time upon demand by the Bank; (b) the Bank provided a new CA$1.5 million bridge demand loan, which is payable in full at any time upon demand by the Bank, and in any event no later than May 31, 2012; and (c) we are required to provide an unlimited guarantee of the credit facility for Legend Canada. Outstanding principal under the bridge demand loan bears interest at the Bank’s prime rate of interest plus 2.0% (the Bank’s current prime rate is 3.0%). In connection with the Amending Offering Letter, on March 27, 2012, Legend Canada entered into a CA$1.5 million variable rate demand note to the Bank, and we paid CA$15,000 to the Bank as a non-refundable bridge fee. In May 2012, we entered into an unlimited guarantee of the credit facility in favor of the Bank, and we also entered into a blanket security agreement, granting to the Bank a security interest in all of our personal property assets to secure the guarantee.

As of the date of this Report, we have an outstanding balance under the revolving demand loan with the Bank in the amount of approximately $3,858,547 (CA$3,862,022) and approximately $1,498,650 (CA$1,500,000) under the bridge demand loan. The Bank may demand repayment of all amounts owed by Legend Canada to it at any time. The next scheduled review date for the Bank is May 31, 2012. There is no assurance that any portion of this credit facility will be available to Legend Canada in the future.

The Amending Offering Letter with the Bank requires that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which are required to be used to pay off the bridge demand loan. We have been in discussions with several investment banking firms about potential equity financing, and we have also been in discussions for potential debt financing. As of the date of this Report, we have entered into non-binding term sheet for a potential equity line of credit; however, we have not entered into a definitive agreement for any such financing and we do not have a firm commitment from any of the investment banking firms. Even if we enter into a definitive agreement, the timing for closing on funds is variable and there is no assurance as to when and how much proceeds we would receive.

As of the date of this Report, we believe it is unlikely that we will receive equity financing to be able to pay off the CA$1.5 million bridge demand loan in full by May 31, 2012. We currently do not have sufficient cash assets available to pay off the bridge demand loan or the revolving demand loan. We have been in discussions with the Bank about this and possibly extending the repayment date. If we are unable to pay off the bridge demand loan by May 31, 2012 or the revolving demand loan at any time upon demand by the Bank, we will be in default of our obligations to the Bank. The Bank has a first priority security interest in all of our assets and can exercise its rights and remedies against us as a secured creditor. Any such default by us or action by the Bank will have a material adverse effect on us and our business. If we are unable to negotiate favorably with the Bank, or if we are unable to secure financing, whether from equity, debt, or alternative funding sources, this could have a material adverse effect on us and we may be required to sell some or all of our properties, sell or merge our business, or file a petition for bankruptcy.

In addition, Sovereign and the holders of our convertible preferred stock have “put” rights to require us to repurchase their shares at a price of $2.00 per share. These put rights became exercisable on April 1, 2012, due to our common stock not being listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board by such date. As of March 30, 2012, we received signed waivers from the holders of our convertible preferred stock of their put rights; however, these waivers are contingent on Sovereign also agreeing to waive its rights. In addition, as of March 31, 2012, Sovereign executed a stand-still agreement agreeing not to exercise its put rights prior to April 15, 2012, and Sovereign has subsequently verbally agreed to extend the stand-still agreement for an unspecified period of time. We currently do not have sufficient cash assets available to repurchase the shares of convertible preferred stock or the shares of common stock issued to Sovereign in the event that the put rights are exercised, in which case we will be in default of our obligations under our purchase agreement with Sovereign and the terms of the convertible preferred stock in our Articles of Incorporation. The exercise of any of these put rights would have a material adverse effect on our business and financial condition.

In the event that we are able to resolve our obligations to the Bank and the put rights, we anticipate needing additional financing to fund our drilling and development plans in 2012. As described above, as of the date of this Report, we have entered into non-binding term sheet for a potential equity line of credit; however, we have not entered into a definitive agreement for any such financing. Even if we enter into a definitive agreement, the timing for closing on funds is variable and there is no assurance as to when and how much proceeds we would receive.

Our ability to obtain financing may be impaired by many factors outside of our control, including the capital markets (both generally and in the crude oil and natural gas industry in particular), our limited operating history, the location of our crude oil and natural gas properties and prices of crude oil and natural gas on the commodities markets (which will impact the amount of asset-based financing available to us) and other factors. Further, if crude oil or natural gas prices on the commodities markets decline, our revenues will likely decrease and such decreased revenues may increase our requirements for capital.

Any new debt or equity financing arrangements may not be available to us, or may be available only on unfavorable terms. Additionally, these alternatives could be highly dilutive to our existing stockholders, and may not provide us with sufficient funds to meet our long-term capital requirements. We have and may continue to incur substantial costs in the future in connection with raising capital to fund our business, including investment banking fees, legal fees, accounting fees, securities law compliance fees, printing and distribution expenses and other costs. We may also be required to recognize non-cash expenses in connection with certain securities we may issue, which may adversely impact our financial condition. If the amount of capital we are able to raise from financing activities, together with our revenues from operations, is not sufficient to satisfy our capital needs (even to the extent that we reduce our operations), we will be required to reduce operating costs, which could jeopardize our future strategic initiatives and business plans, and we may be required to sell some or all of our properties (which could be on unfavorable terms), seek joint ventures with one or more strategic partners, strategic acquisitions and other strategic alternatives, cease our operations, sell or merge our business, or file a petition for bankruptcy.

Our financial statements the quarter ended March 31, 2012 were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liabilities and commitments in the normal course of business. These financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that could result should we be unable to continue as a going concern.

Fair Value Measurements

Certain financial instruments and nonfinancial assets and liabilities, whether measured on a recurring or non-recurring basis, are recorded at fair value. A fair value hierarchy, established by U.S. GAAP, prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Our financial instruments include cash and cash equivalents, trade receivables, trade payables, and notes payable to bank, all of which are considered to be representative of their fair market value, due to the short-term and highly liquid nature of these instruments.

As discussed in Note 4, we have incurred asset retirement obligations of $1,640,381, the value of which was determined using unobservable pricing inputs (or Level 3 inputs). We use the income valuation technique to estimate the fair value of the obligation using several assumptions and judgments about the ultimate settlement amounts, inflation factors, credit adjusted discount rates, and timing of settlement.

Our contingent consideration liability is also estimated using unobservable pricing inputs (or Level 3 inputs). We use a model to simulate the value of our future stock based on the historical mean of the stock price to estimate the fair value of the contingent consideration liability. We incurred the contingent consideration liability on October 20, 2011, in connection with the acquisition of assets from Sovereign and on that date the estimated value of the contingent consideration liability was nil. Subsequent changes in fair value resulted in a non-cash charge to operations amounting to $1,404,059 during 2011. During the period ended March 31, 2012, the change in value of the contingent consideration liability resulted in a non-cash gain amounting to $43,424.

Full Cost Method of Accounting for Oil and Gas Properties

We have elected to utilize the full cost method of accounting for our oil and gas activities. In accordance with the full cost method of accounting, all costs associated with acquisition, exploration, and development of oil and gas reserves, including directly related overhead costs and related asset retirement costs, are capitalized into a cost center. Our cost centers consist of the Canadian cost center and the United States cost center.

All capitalized costs of oil and gas properties within each cost center, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves. Excluded from this amortization are costs associated with unevaluated properties, including capitalized interest on such costs. Unevaluated property costs are transferred to evaluated property costs at such time as wells are completed on the properties or management determines that these costs have been impaired.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. The cost of these properties is assessed quarterly, on a field-by-field basis, to determine whether the properties are recorded at the lower of cost or fair market value.

Sales of oil and gas properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in income. We have not sold any oil and gas properties.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the cost of oil and gas properties in each cost center are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, at the end of the period, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If the cost of oil and gas properties exceeds the ceiling, the excess is reflected as a non-cash impairment charge to earnings. The impairment charge is permanent and not reversible in future periods, even though higher oil and gas prices in the future may subsequently and significantly increase the ceiling amount. No impairment charges were incurred during the periods ended March 31, 2012 and 2011.

Asset Retirement Obligation

We record the fair value of a liability for an asset retirement obligation in the period in which the asset is acquired and a corresponding increase in the carrying amount of the related long-lived asset if a reasonable estimate of fair value can be made. The associated asset retirement cost capitalized as part of the related asset is allocated to expense over the asset’s useful life. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized. The asset retirement obligation is recorded at its estimated fair value and accretion is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is determined by using the expected future cash outflows discounted at our credit-adjusted risk-free interest rate.

Oil and Gas Revenue Recognition

We use the sales method of accounting for oil and gas revenues. Under this method, revenues are recognized based on the actual volumes of gas and oil sold to purchasers at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. The volume sold may differ from the volumes we are entitled to, based on our individual interest in the property. We utilize a third-party marketer to sell oil and gas production in the open market. As a result of the requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations and distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, we may make accruals for revenues and accounts receivable based on estimates of our share of production. Since the settlement process may take 30 to 60 days following the month of actual production, our financial results may include estimates of production and revenues for the related time period. We will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Stock-based compensation

We measure compensation cost for stock-based payment awards at fair value and recognizes it as compensation expense over the service period for awards expected to vest. Compensation cost is recorded as a component of general and administrative expenses in the consolidated statements of operations, net of an estimated forfeiture rate, and amounted to $369,340 for the period ended March 31, 2012. Compensation cost is recognized for those awards expected to vest on a straight-line basis over the requisite service period of the award.

Loss Per Share

The computation of basic net loss per common share is based on the weighted average number of shares that were outstanding during the period, including contingently redeemable common stock. The computation of diluted net loss per common share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding. As of March 31, 2012, potentially dilutive common shares include warrants to purchase 4,150,000 shares of common stock, options to purchase 2,840,000 shares of common stock, and preferred stock convertible into 1,700,000 shares of common stock. During the periods ended March 31, 2012 and 2011 potentially dilutive common shares were not included in the computation of diluted loss per shares as to do so would be anti-dilutive.

Income Taxes

We recognize income taxes on an accrual basis based on tax position taken or expected to be taken in our tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not, based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized. Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense. Since our inception, no such interest or penalties have been incurred.

Concentration

During the period ended March 31, 2012, sales of oil and gas to three customers individually exceeded 10% of the total oil and gas revenue. Sales to Husky Energy Marketing, Kelly Maclaskey Oilfield Service Inc., and BP Canada Energy accounted for approximately 37%, 15%, and 14% of total oil and gas sales, respectively. At March 31, 2012, accounts receivable from six customers accounted for 75% of total accounts receivable, compared to five customers accounting for 75% of total accounts receivable at December 31, 2011. We believe that the loss of any of the significant customers would not result in a material adverse effect on our ability to market future oil and natural gas production.

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, and our wholly-owned subsidiaries Senior-Inet, Inc., and Legend Canada. Senior-Inet, Inc. was dissolved on July 29, 2010. The results of Senior-Inet were not presented as discontinued operations as the amounts were not material. Intercompany transactions and balances have been eliminated in consolidation. We account for our undivided interest in oil and gas properties using the proportionate consolidation method, whereby our share of assets, liabilities, revenues and expenses are included in the financial statements.

Use of Estimates

The preparation of financial statements in conformity with US generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Management’s judgments and estimates in these areas are to be based on information available from both internal and external sources, including engineers, geologists, consultants and historical experience in similar matters. The more significant reporting areas impacted by management’s judgments and estimates are accruals related to oil and gas sales and expenses, estimates of future oil and gas reserves, estimates used in the impairment of oil and gas properties, and the estimated future timing and cost of asset retirement obligations.

Actual results could differ from the estimates as additional information becomes known. The carrying values of oil and gas properties are particularly susceptible to change in the near term. Changes in the future estimated oil and gas reserves or the estimated future cash flows attributable to the reserves that are utilized for impairment analysis could have a significant impact on the future results of operations.

Cash and Cash Equivalents

We consider all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are due under normal trade terms and are presented on the consolidated balance sheets net of allowances for doubtful accounts. We establish provisions for losses on accounts receivable for estimated uncollectible accounts and regularly review collectability and establish or adjust the allowance as necessary using the specific identification method. Account balances that are deemed uncollectible are charged off against the allowance. No allowance for doubtful accounts was necessary as of December 31, 2011 and 2010.

Comprehensive Income

For operations outside of the U.S. that prepare financial statements in currencies other than U.S. dollars, we translate the financial statements into U.S. dollars. Results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are translated at end of period exchange rates, except for equity transactions and advances not expected to be repaid in the foreseeable future, which are translated at historical costs. The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are accumulated as a separate component in other comprehensive income (loss). Accumulated other comprehensive income (loss) consists entirely of foreign currency translation adjustments at December 31, 2011 (none at December 31, 2010).

Liquidity

We have incurred net losses and net operating cash flow deficits over the last two years. In addition, we are in the early stages of the acquisition of oil and gas leaseholds and the success of those acquisitions is unknown. At December 31, 2011, we had cash and cash equivalents totaling approximately $53,000. During the year ended December 31, 2011, we raised a total of $5,000,000 from private placements. In addition, we received proceeds from bank borrowing amounting to approximately $5,200,000. The cash generated has enabled us to execute on our business plan of acquiring working interests in oil and gas properties as well as provided working capital as production is ramped-up.

In October 2011, we established a revolving demand loan with National Bank of Canada, through our wholly-owned subsidiary, Legend Canada. The credit facility had a maximum borrowing base of CA$6.0 million. (See Note 8 in the Notes to Consolidated Financial Statements included in this Report. On March 25, 2012, we received notification from the Bank of its decision to reduce and restructure our credit facility, following their interim review in the first quarter of 2012. The Bank advised us that it decided to reduce the maximum borrowing base under the credit facility due to decreases in the market prices of natural gas and the resulting decrease in the value of our reserves securing the credit facility. On March 27, 2012, we entered into an Amending Offering Letter with the Bank to amend the credit facility on the following terms: (a) the revolving demand loan has been reduced from CA$6.0 million to CA$4.0 million; (b) the Bank is providing a new $1.5 million bridge demand loan, which will be due and pay able in full no later than May 31, 2012; and (c) the Company is required to provide an unlimited guarantee of the credit facility for Legend Canada. Outstanding principal under the bridge demand loan bears interest at the Bank’s prime rate of interest plus 2.0% (the Bank’s current prime rate is 3.0%). In connection with the Amending Offering Letter, on March 27, 2012, Legend Canada entered into a CA$1.5 million variable rate demand note to the Bank, and we paid CA$15,000 to the Bank as a non-refundable bridge fee. As of the date of this Report, we have an outstanding balance under the current credit facility in the amount of approximately CA$5,270,000 ($5,224,000 USD). Borrowings under the revolving credit facility and under the bridge credit facility are payable upon demand at any time. The next scheduled review date for the Bank is May 31, 2012. There is no assurance that any portion of this credit facility will be available to Legend Canada in the future, and the Bank may demand repayment of all amounts owed by Legend Canada to it at any time.

The Amending Offering Letter requires that we complete an equity financing of at least CA$1.5 million on or before May 31, 2012, the proceeds of which are required to be used to pay off the bridge loan. We have been in discussions with several investment banking firms about potential equity financing. As of the date of this Report, we have a non-binding proposal for potential financing; however, we have not entered into a definitive agreement for any such financing and we do not have any commitments from any of the investment banking firms. We may not be able to raise the funds to pay off the bridge loan when due. If we are unable to raise the equity financing to pay off the CA$1.5 million bridge loan by May 31, 2012 or at any other time upon demand by the Bank, we will be in default of our obligations to the Bank. The Bank has a first priority security interest in all of our assets and can exercise its rights and remedies against us as a secured creditor. Any such default by us or action by the Bank will have a material adverse effect on our business and financial condition.

Sovereign and the holders of our convertible preferred stock have “put” rights to require us to repurchase their shares at a price of $2.00 per share in the event that our Common Shares are not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012. As of the date of this Report, we have not obtained a senior listing for our Common Shares and these put rights will become exercisable on April 1, 2012. We are currently in discussions with Sovereign and the holders of our convertible preferred stock whether they would be willing to extend the March 31 deadline or to waive their put rights. As of the date of this Report, we have received signed waivers from the holders of our convertible preferred stock of their put rights in consideration for our issuance to them of additional Common Shares; however, these waivers are contingent on Sovereign also agreeing to waive its rights. Sovereign has verbally indicated that it is willing to agree to a standstill agreement to not exercise the put rights while we continue in discussions. We cannot predict whether Sovereign will agree to waive their put rights, and they may not agree. We currently do not have sufficient cash assets available to repurchase the shares in the event that the put rights are exercised, in which case we will be in default of our obligations under our purchase agreement with Sovereign and the terms of the convertible preferred stock in our Articles of Incorporation. The exercise of any of these put rights would have a material adverse effect on our business and financial condition.

Our inability to secure financing when needed to fund our obligations to the Bank could have a material adverse effect on our ability to continue as a going concern. If we are unable to secure financing, whether from equity, debt or alternative funding sources, we may be required to sell some or all of our properties, sell or merge our business, or file a petition in bankruptcy.

Our ability to obtain financing may be impaired by such factors as the capital markets (both generally and in the crude oil and natural gas industry in particular), our limited operating history, the location of our crude oil and natural gas properties and prices of crude oil and natural gas on the commodities markets (which will impact the amount of asset-based financing available to us) and the departure of key employees. Further, if crude oil or natural gas prices on the commodities markets decline, our revenues will likely decrease and such decreased revenues may increase our requirements for capital. If the amount of capital we are able to raise from financing activities, together with our revenues from operations, is not sufficient to satisfy our capital needs (even to the extent that we reduce our operations), we may be required to cease our operations, divest our assets at unattractive prices or obtain financing on unattractive terms. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein.

We have and may continue to incur substantial costs in the future in connection with raising capital to fund our business, including investment banking fees, legal fees, accounting fees, securities law compliance fees, printing and distribution expenses and other costs. We may also be required to recognize non-cash expenses in connection with certain securities we may issue, which may adversely impact our financial condition.

In the event that we are able to obtain financing to pay off the CA$1.5 bridge loan and resolve the put rights held by Sovereign and the preferred holders, management anticipates that current cash reserves plus cash generated from operations will sustain our operations through 2012. In order for us to continue as a going concern beyond this point and ultimately to achieve profitability, it may become necessary for the Company to obtain capital from external sources through the issuance of equity or debt securities, increase revenues and/or reduce operating costs. The issuance of equity securities will cause dilution to shareholders. If external financing sources are not available or are inadequate to fund our operations, we will be required to reduce operating costs, which could jeopardize our future strategic initiatives and business plans. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein.

Fair Value Measurements

Certain financial instruments and nonfinancial assets and liabilities, whether measured on a recurring or non-recurring basis, are recorded at fair value. A fair value hierarchy, established by U.S. GAAP, prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Our financial instruments include cash and cash equivalents, trade receivables, trade payables, and notes payable to bank, all of which are considered to be representative of their fair market value, due to the short-term and highly liquid nature of these instruments.

As discussed in Note 5, we incurred asset retirement obligations of $1,586,211 during the year ended December 31, 2011, the value of which was determined using unobservable pricing inputs (or Level 3 inputs). We use the income valuation technique to estimate the fair value of the obligation using several assumptions and judgments about the ultimate settlement amounts, inflation factors, credit adjusted discount rates, and timing of settlement.

Our contingent consideration liability is also estimated using unobservable pricing inputs (or Level 3 inputs). We use a model to simulate the value of our future stock based on the historical mean of the stock price to estimate the fair value of the contingent consideration liability. We incurred the contingent consideration liability on October 20, 2011, in connection with the acquisition of assets from International Sovereign Energy Corp. and on that date the estimated value of the contingent consideration liability was nil. Subsequent changes in fair value resulted in a non-cash charge to operations amounting to $1,404,059 during the year ended December 31, 2011.

Full Cost Method of Accounting for Oil and Gas Properties

We have elected to utilize the full cost method of accounting for our oil and gas activities. In accordance with the full cost method of accounting, all costs associated with acquisition, exploration, and development of oil and gas reserves, including directly related overhead costs and related asset retirement costs, are capitalized into a cost center. Our cost centers consist of the Canadian cost center and the United States cost center.

All capitalized costs of oil and gas properties within each cost center, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves. Excluded from this amortization are costs associated with unevaluated properties, including capitalized interest on such costs. Unevaluated property costs are transferred to evaluated property costs at such time as wells are completed on the properties or management determines that these costs have been impaired.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. The cost of these properties is assessed quarterly, on a field-by-field basis, to determine whether the properties are recorded at the lower of cost or fair market value.

Sales of oil and gas properties are accounted for as adjustments of capitalized costs with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and gas, in which case the gain or loss is recognized in income. We have not sold any oil and gas properties.

Full Cost Ceiling Test

At the end of each quarterly reporting period, the cost of oil and gas properties in each cost center are subject to a “ceiling test” which basically limits capitalized costs to the sum of the estimated future net revenues from proved reserves, discounted at 10% per annum to present value, based on current economic and operating conditions, at the end of the period, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties. If the cost of oil and gas properties exceeds the ceiling, the excess is reflected as a non-cash impairment charge to earnings. The impairment charge is permanent and not reversible in future periods, even though higher oil and gas prices in the future may subsequently and significantly increase the ceiling amount. Capitalized costs in the Canadian cost center exceeded the ceiling test limit by $1,558,036 as of December 31, 2011, resulting in an impairment charge during 2011.

Asset Retirement Obligation

We record the fair value of a liability for an asset retirement obligation in the period in which the asset is acquired and a corresponding increase in the carrying amount of the related long-lived asset if a reasonable estimate of fair value can be made. The associated asset retirement cost capitalized as part of the related asset is allocated to expense over the asset’s useful life. If the liability is settled for an amount other than the recorded amount, a gain or loss is recognized. The asset retirement obligation is recorded at its estimated fair value and accretion is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is determined by using the expected future cash outflows discounted at our credit-adjusted risk-free interest rate.

Oil and Gas Revenue Recognition

We use the sales method of accounting for oil and gas revenues. Under this method, revenues are recognized based on the actual volumes of gas and oil sold to purchasers at a fixed or determinable price, when delivery has occurred and title has transferred, and if collectability of the revenue is probable. Delivery occurs and title is transferred when production has been delivered to a purchaser’s pipeline or truck. The volume sold may differ from the volumes we are entitled to, based on our individual interest in the property. We utilize a third-party marketer to sell oil and gas production in the open market. As a result of the requirements necessary to gather information from purchasers or various measurement locations, calculate volumes produced, perform field and wellhead allocations and distribute and disburse funds to various working interest partners and royalty owners, the collection of revenues from oil and gas production may take up to 45 days following the month of production. Therefore, we may make accruals for revenues and accounts receivable based on estimates of our share of production. Since the settlement process may take 30 to 60 days following the month of actual production, our financial results may include estimates of production and revenues for the related time period. We will record any differences between the actual amounts ultimately received and the original estimates in the period they become finalized.

Stock-based compensation

We measure compensation cost for stock-based payment awards at fair value and recognizes it as compensation expense over the service period for awards expected to vest. Compensation cost is recorded as a component of general and administrative expenses in the consolidated statements of operations, net of an estimated forfeiture rate, and amounted to $1,464,874 for the year ended December 31, 2011. Compensation cost is only recognized for those awards expected to vest on a straight-line basis over the requisite service period of the award. Our policy is to issue new shares to fulfill the requirements for options that are exercised.

Earnings (Loss) Per Share

The computation of basic net loss per common share is based on the weighted average number of shares that were outstanding during the period, including contingently redeemable common stock. The computation of diluted net loss per common share is based on the weighted average number of shares used in the basic net loss per share calculation plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares outstanding. As of December 31, 2011, potentially dilutive common shares include warrants to purchase 4,150,000 shares of common stock, options to purchase 2,800,000 shares of common stock, and preferred stock convertible into 2,300,000 shares of common stock. As of December 31, 2010, potentially dilutive common shares include warrants to purchase 1,300,000 shares of common stock. At both December 31, 2011 and 2010, potentially dilutive common shares were not included in the computation of diluted loss per shares as to do so would be anti-dilutive.

Income Taxes

We recognize income taxes on an accrual basis based on tax position taken or expected to be taken in its tax returns. A tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax filing that is reflected in measuring current or deferred income tax assets and liabilities. Tax positions are recognized only when it is more likely than not (i.e., likelihood of greater than 50%), based on technical merits, that the position would be sustained upon examination by taxing authorities. Tax positions that meet the more likely than not threshold are measured using a probability-weighted approach as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement. Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. A valuation allowance is established to reduce deferred tax assets if all, or some portion, of such assets will more than likely not be realized. Should they occur, our policy is to classify interest and penalties related to tax positions as interest expense. Since our inception, no such interest or penalties have been incurred.

Concentration

During the year ended December 31, 2011, sales of oil and gas to three customers individually exceeded 10% of the total oil and gas revenue. Sales to Kelly Maclaskey Oilfield Service Inc., Husky Energy Marketing, and BP Canada Energy accounted for approximately 29%, 17%, and 11% of total oil and gas sales, respectively. There were no significant concentrations of sales during the year ended December 31, 2010. At December 31, 2011, accounts receivable from five customers accounted for 75% of total accounts receivable. There were no significant concentrations of accounts receivable as of December 31, 2010. We believe that the loss of any of the significant customers would not result in a material adverse effect on its ability to market future oil and natural gas production.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2010-06, Improving Disclosures about Fair Value Measurements, which amended FASB ASC 820, Fair Value Measurements and Disclosures. The intent of this update is to improve disclosure requirements related to fair value measurements and disclosures. New disclosures were required regarding transfers in and out of Levels 1 and 2 and activity within Level 3 fair value measurements, as well as clarification of existing disclosures regarding the level of disaggregation of derivative contracts and disclosures about fair value measurement inputs and valuation techniques. The guidance was effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 reconciliation disclosures, which were effective for interim and annual periods beginning after December 15, 2010. We adopted the provisions on January 1, 2010, except for the Level 3 reconciliation disclosures, which were adopted on January 1, 2011. Adoption of the disclosure requirements did not have a material impact on our financial position or results of operations.

In December 2010, the FASB issued Accounting Standards Update 2010-29, Business Combinations: Disclosure of Supplementary Pro Forma Information for Business Combinations, which amended FASB ASC Topic 805, Business Combinations. The objective of this update is to clarify and expand the pro forma revenue and earnings disclosure requirements for business combinations. The guidance was effective for fiscal years beginning after December 15, 2010, and we adopted the provision on January 1, 2011. Adoption of the disclosure requirements did not have a material impact on our financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amended FASB ASC Topic 820, Fair Value Measurement. The objective of this update is to create common fair value measurement and disclosure requirements between GAAP and International Financial Reporting Standards (“IFRS”). The amendments clarify existing fair value measurement and disclosure requirements and make changes to particular principles or requirements for measuring or disclosing information about fair value measurements. These amendments are not expected to have a significant impact on companies applying GAAP. This provision is effective for interim and annual periods beginning after December 15, 2011. Adoption of this update is not expected to have a material impact on our disclosures and financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income, which amended FASB ASC Topic 220, Comprehensive Income. The intent of this update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. To facilitate convergence of GAAP and IFRS, the FASB eliminated the option to present components of other comprehensive income as part of the statement of stockholders’ equity and requires an entity to present total comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. Adoption of this update is not expected to have a material impact on our disclosures and financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The intent of this update is to indefinitely defer certain provisions of Accounting Standards Update 2011-05 Presentation of Comprehensive Income, which require entities to present reclassification adjustments by component in both the statement where net income is presented and the statement where other comprehensive income is presented for both interim and annual financial statements. Adoption of this update is not expected to have a material impact on our disclosures and financial statements.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Acquisition

NOTE 3—ACQUISITION

On October 20, 2011, Legend Canada completed the acquisition of petroleum and natural gas leases, lands and facilities held by International Sovereign Energy Corp. (“Sovereign”) located in Canada. The acquisition provides us significant additional oil and gas reserves and production capability. The assets acquired consisted of substantially all of Sovereign’s assets, including interests in producing oil and gas leasehold properties in Western Canada that have been maintained through the drilling of internally generated low to medium risk exploration and development sites. The principal natural gas leasehold properties are located in Medicine River and Berwyn in Alberta, and Clarke Lake in British Columbia. The assets also include an interest in various light oil properties located in Red Earth and Swan Hills in Alberta, and in Inga in British Columbia.

The acquisition was accounted for using the acquisition method where net assets acquired and consideration transferred are recorded at fair value. Differences between the fair value of assets acquired and consideration transferred are recorded as goodwill or a bargain purchase gain. Consideration transferred in the transaction was $16,605,419, resulting in no goodwill or bargain purchase gain. The following summarizes the consideration transferred to Sovereign and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Consideration:
Cash, net of purchase price adjustments	$8,789,882
Equity instruments (3,552,516 common shares)	7,815,537
Contingent consideration	—

Fair value of total consideration transferred	$16,605,419

Recognized amounts of identifiable assets acquired and liabilities assumed:
Proved oil and gas property	$9,776,364
Unproved oil and gas property	8,228,018
Asset retirement obligations	(1,398,963)

Total fair value of net assets	$16,605,419

The cash component of the transaction was financed through a combination of existing funds and the proceeds from our note payable to bank. The fair value of the 3,552,516 common shares issued was determined on the basis of the closing market price of our common shares on the acquisition date. Contingent consideration transferred represents a security price guarantee whereby if the weighted average trading price of our common stock falls below certain price thresholds at the end of certain periods, we will issue a certain number of additional shares to Sovereign. The contingent consideration had no fair value on the acquisition date, and the number of additional shares to be issued to Sovereign will vary inversely to changes in the trading price of our common stock. Subsequent changes in the value of the contingent consideration liability will be recognized in earnings. Acquisition-related costs (included in general and administrative expenses in the accompanying consolidated statements of operations) amounted to $394,000 for the year ended December 31, 2011.

To estimate the fair value of proved properties, we discounted the future net cash flows using a market-based rate that we determined appropriate at the acquisition date. To compensate for the inherent risk of estimating and valuing unproved properties, we reduced the discounted future net cash flows of the unproved properties by additional risk-weighting factors. The fair value of undeveloped land was determined by internal appraisals.

The results of operations from the Sovereign assets are included in our consolidated financial statements since the acquisition date of October 20, 2011. The following unaudited summary pro forma combined statement of operations data for the years ended December 31, 2011 and 2010 has been prepared to give effect to the acquisition of the Sovereign assets as if it had occurred on January 1, 2010. The pro forma financial information is not necessarily indicative of the results that might have occurred had the transaction taken place on January 1, 2010, and is not intended to be a projection of future results. Future results may vary significantly from the results reflected in the following pro forma financial information because of normal production declines, changes in commodity prices, future acquisitions, future development and exploration activities, and other factors.

	Year Ended December 31
	2011	2010
	(Unaudited)
Oil and gas revenue	$3,788,274	$5,259,809
Operating loss	$(5,328,677)	$(2,215,595)
Net loss	$(6,973,551)	$(2,680,628)
Basic and diluted loss per share	$(0.12)	$(0.03)

Revenue related to the Sovereign assets that was included in our statements of operations was approximately $0.6 million for the year ended December 31, 2011 and net loss was $1.9 million.

Oil And Gas Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Oil And Gas Properties [Abstract]
Oil And Gas Properties

NOTE 3—OIL AND GAS PROPERTIES

The amount of capitalized costs related to oil and gas properties and the amount of related accumulated depletion, depreciation, and amortization are as follows:

	March 31, 2012	December 31, 2011
Proven property, net of impairment	$9,206,719	$8,992,793
Accumulated depletion, depreciation, and amortization	(923,332)	(493,594)

	8,283,387	8,499,199
Unproven property	8,492,680	8,335,380

	$16,776,067	$16,834,579

NOTE 4—OIL AND GAS PROPERTIES

U.S. Oil and Gas Properties

In October 2010, we completed the acquisition of the entire working interest representing eighty-seven and one half percent (87.5%) of the revenue interest in nine oil and gas leases owned by Piqua Petro, Inc. for a total of $625,000. During 2011, we obtained a reserve study and determined proved oil and gas reserves on the Piqua properties, and reclassified the carrying amount as proved property.

On February 25, 2011, we acquired seven leaseholds on land in Divide County, North Dakota totaling 3,840 gross acres (net 167.11 acres) with all mineral rights including the Bakken and Three Forks formations. The term of the leases is five years. The acquisition price was $58,489.

On March 23, 2011, we acquired eight additional leaseholds within this same area in Divide County, North Dakota, adding an additional 201.88 net acres. The term of each of the leases is five years. The acquisition price was $70,659.

On March 30, 2011, we acquired one additional leasehold interest within the same area in Divide County, North Dakota, adding an additional 27.54 net acres. The term of the lease is five years. The acquisition price was $9,638. The total acquired leasehold interests in Divide County, North Dakota consist of 3,840 gross acres (net 396.53 acres) with all mineral rights including the Bakken and Three Forks formations. We currently classify these properties in North Dakota as “unproven properties” as of December 31, 2011. With respect to these leasehold interests, if the land is developed with a well during the lease term, the rights are extended beyond the five-year term

Canadian Oil and Gas Properties

On October 20, 2011, Legend Canada completed the acquisition of substantially all of the petroleum and natural gas leases, lands and facilities held by Sovereign, located in Canada. Also acquired were various undeveloped lands located in Western Canada.

The amount of capitalized costs related to oil and gas property and the amount of related accumulated depletion, depreciation, and amortization as of December 31, 2011 are as follows :

	December 31,
	2011	2010
Proven property, net of impairment	$8,992,793	$—
Unproven property	8,335,380	628,600
Accumulated depletion, depreciation, and amortization	(493,594)	—

	$16,834,579	$628,600

Asset Retirement Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation

NOTE 4—ASSET RETIREMENT OBLIGATION

The following table reconciles the value of the asset retirement obligation for the periods ended March 31, 2012 and 2011:

	March 31 2012	March 31, 2011
Opening balance	$1,601,423	$—
Liabilities incurred	—	—
Liabilities settled	—	—
Foreign currency translation adjustment	25,932	—
Accretion expense	13,025	—

Ending balance	$1,640,381	$—

NOTE 5—ASSET RETIREMENT OBLIGATION

The following table reconciles the value of the asset retirement obligation for the years ended December 31, 2011 and 2010 :

	2011	2010
Opening balance, January 1	$—	$—
Liabilities incurred	1,586,211	—
Liabilities settled	—	—
Accretion expense	15,212	—

Ending balance, December 31	$1,601,423	$—

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 5—STOCKHOLDERS’ EQUITY

On February 2, 2011, we completed a private placement for 300,000 units at $0.50 per unit, for a total of $150,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock of the Company at $0.50 per share with a term of three years. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,200 and $9,800, respectively, as determined based on the relative fair value allocation of the proceeds.

In April 2011, in order to attract additional investment capital, our two executive officers (Mr. Vandeberg and Mr. Diamond-Goldberg) and Mr. Wayne Gruden, a significant stockholder of the Company, surrendered a total of 15,890,000 shares of common stock owned by them to us, which shares were immediately cancelled.

On April 28, 2011, we completed a private placement for 250,000 units at $1.00 per unit, for a total of $250,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock at $1.00 per share with a term of three years. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,700 and $109,300, respectively, as determined based on the relative fair value allocation of the proceeds.

On August 10, 2011, we completed a private placement for 2,300,000 units at $2.00 per unit, for a total of $4,600,000 in gross proceeds. Each unit consists of one share of restricted convertible preferred stock and a warrant to purchase one share of restricted common stock. The convertible preferred stock is convertible into one share of restricted common stock, subject to customary adjustment for stock splits or similar events. The warrants are exercisable at $2.00 per share over a period of three years from the date of issuance. The holders of shares of convertible preferred stock have a put right to require us to repurchase such shares for a price of $2.00 per share. When the shares of convertible preferred stock were issued on August 10, 2011, we agreed that in the event that our common stock was not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012, the put right would become exercisable. We did not gain listing on such a senior market prior to March 31, 2012. Because the decision to redeem the convertible preferred stock is not solely within our control, the amount allocated to the convertible redeemable preferred stock is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity. We allocated the gross proceeds of $4,600,000 from the private placement between the convertible preferred stock and the warrants issued proportionately based on their estimated fair values as of the closing date of the private placement. The relative fair value of the convertible preferred stock and the warrants was estimated to be $2,766,733 and $1,833,267, respectively. The effective conversion price was used to measure the intrinsic value of the embedded conversion option which amounted to $2,270,266. As a result, the carrying value of the convertible preferred stock presented as mezzanine equity in the consolidated financial statements (net of the impact of the conversion of 600,000 shares of convertible preferred stock described below) is $366,953. As of December 31, 2011 and March 31, 2012, no adjustment to the carrying value of the convertible preferred stock to its redemption value was necessary as it was not considered probable that the convertible preferred stock would become redeemable (as described below, the holders of convertible preferred stock conditionally agreed to waive their put rights). At March 31, 2012, the aggregate redemption price is $3.4 million.

On September 28, 2011, we entered into a retainer letter agreement with Midsouth Capital Inc., an investment banking firm, for investment banking services. As part of the compensation to Midsouth, we issued 10,000 shares of restricted common stock to Midsouth.

On October 21, 2011, we issued 3,552,516 shares of common stock to Sovereign in connection with our acquisition of the Canadian oil and gas properties. Sovereign has a put right to require us to repurchase such shares for a price of $2.00 per share. When the shares of common stock were issued on October 21, 2011, we agreed that in the event that our common stock was not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012, the put would be exercisable. We did not gain listing on such a senior market prior to March 31, 2012. Because the decision to redeem the 3,552,516 shares of common stock issued to Sovereign is not within our control, the aggregate redemption value of the common stock amounting to $7,105,032 is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity. Under the security price guarantee granted to Sovereign in connection with the asset acquisition, we are required to issue additional shares of common stock to Sovereign if the volume weighted average trading price of our common stock is less than threshold amounts during certain specified periods, as defined. Based on calculations through May 3, 2012, we are obligated to issue to Sovereign an additional 11,772,200 shares of common stock (representing approximately 23% of the shares of common stock currently issued and outstanding). Additional shares may be issuable to Sovereign based on VWAP calculations for the final period through May 16, 2012. The Asset Purchase Agreement restricts us from issuing any additional shares of common stock to Sovereign if the issuance would cause Sovereign to become a greater than 10% stockholder. As of the date of this Report, we have not issued any of these additional shares of common stock to Sovereign; however, we have received written notice from Sovereign of its intent to waive this 10% restriction, and this waiver is expected to be effective on May 16, 2012. The estimated fair value of this contingent consideration amounted to $1,360,635 and $1,404,059 at March 31, 2012 and December 31, 2011, respectively, and is recognized in the accompanying consolidated balance sheets.

On March 26, 2012 the holders of convertible preferred stock agreed to waive their put rights, with the condition that Sovereign also waive its put option. In connection with the waiver by the holders of the convertible preferred stock, we agreed to issue additional shares of common stock to the convertible preferred stock holders as consideration for the waivers at a rate of 1.2055 shares for each preferred share (approximately 2,772,728 common shares), to be effective upon the complete waiver of the put rights. As of the date of this Report, we have not issued any additional shares to the holders of convertible preferred stock. At March 31, 2012, Sovereign executed a stand-still agreement agreeing not to exercise its put rights prior to April 15, 2012, and Sovereign has subsequently verbally agreed to extend the stand-still agreement for an unspecified period of time.

On March 30, 2012, a preferred stockholder elected to convert its shares of preferred stock to common stock. Accordingly, we issued 600,000 shares of common stock and retired 600,000 preferred shares. Mezzanine equity was reduced by $129,514, and the amount was transferred to common shares and additional paid in capital accordingly.

On January 12, 2012, we issued 60,000 shares of common stock with a fair value of $60,000 to a consultant in exchange for services. The fair value of the common shares is recorded as a component of general administrative expenses during the period ended March 31, 2012.

Warrants

The following table summarizes outstanding warrants to purchase shares of our common stock as of December 31, 2011 and March 31, 2012, as described above:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Date of Issue	March 31 2012	December 31 2011	Exercise Price	Expiration
October 2010	1,300,000	1,300,000	$0.50	October 2013
February 2011	300,000	300,000	$0.50	February 2014
April 2011	250,000	250,000	$1.00	April 2014
August 2011	2,300,000	2,300,000	$2.00	August 2014

	4,150,000	4,150,000

As of March 31, 2012, none of the outstanding warrants had been exercised.

Stock Incentive Plan

On May 3, 2011, our board of directors adopted the Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan (“Plan”). The Plan provides for the grant of options to purchase shares of our common stock, and stock awards consisting of shares of our common stock, to eligible participants, including our directors, executive officers, employees and consultants. We have reserved 4,500,000 shares of common stock for issuance under the Plan. In November 2011, our Board approved the grant of stock options for a total of 1,400,000 shares at an exercise price of $2.17 per share, the closing trading price of the common stock on the date of grant. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 94.18%, a risk free rate of 2.03%, and an expected life of 10 years. In December 2011, the Board approved the grant of stock options for a total of 1,400,000 shares at an exercise price of $0.99 per share, the closing trading price of the common stock on the date of grant. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 92.9%, a risk free rate of 1.92%, and an expected life of 10 years. In February 2012, the Board approved the grant of stock options for a total of 40,000 shares at an exercise price of $0.87 per share, the closing trading price of the common stock on the date of grant. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 92.9%, a risk free rate of 2.00%, and an expected life of 10 years.

At March 31, 2012, there were 1,660,000 authorized shares available for future awards under the Plan, and there were options to purchase 973,333 shares of stock exercisable, with a remaining contractual term of 9.7 years. The weighted average grant date fair value of stock options granted during the period ended March 31, 2012, was $0.76. The weighted average exercise price of stock options granted and exercisable at March 31, 2012 was $1.57. There were no options exercised, forfeited, or expired during the period ended March 31, 2012.

At March 31, 2012, the aggregate intrinsic value of outstanding stock options was $2,000. Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between our closing stock price as of March 31, 2012 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of March 31, 2012. This amount changes, based on the fair market value of our common stock.

At March 31, 2012, we had $2.2 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 1.7 years.

NOTE 6—STOCKHOLDERS’ EQUITY

On May 18, 2010, our former majority stockholder divested its interest in the Company, consisting of 6,000,000 shares of common stock, and 100,000 shares of preferred stock. This transfer of ownership was accomplished by a private transaction between the stockholder and Mr. James Vandeberg, whereby Mr. Vandeberg acquired a total of 5,849,000 shares of common stock, of which he voluntarily surrendered and cancelled 4,250,000 shares. The 100,000 shares of preferred stock relinquished by the stockholder were also surrendered and cancelled.

On October 4, 2010, our board of directors approved a 20:1 forward stock split for each share outstanding on October 5, 2010. The stock split resulted in 60,560,000 shares of common stock outstanding as of that time. The consolidated financial statements are shown on a post stock split basis. Our post-split authorized shares of common stock remained at 400,000,000 shares with a par value of $0.001 per share. Additionally our post-split authorized shares of preferred stock remained at 100,000,000 shares, par value $0.001 per share. All per share information presented is reflective of the forward stock split (except for the foregoing paragraphs).

On October 26, 2010, we sold 1,300,000 Units to a foreign investor in exchange for $650,000, or a per Unit price of $0.50. One Unit consists of one share of restricted common stock and one warrant to purchase an additional share of common stock at $0.50 per share for a period of 3 years. The relative fair value of the common stock was estimated to be $608,800 and the relative fair value of the warrants was estimated to be $41,200 as determined based on the relative fair value allocation of the proceeds.

On December 3, 2010, we issued 500,000 shares of restricted common stock to a foreign investor in exchange for $250,000, or a per share price of $0.50.

On February 2, 2011, we completed a private placement for 300,000 units at $0.50 per unit, for a total of $150,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock of the Company at $0.50 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (rules governing offers and sales of securities made outside of the United States without registration). At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,200 and $9,800, respectively, as determined based on the relative fair value allocation of the proceeds.

In April 2011, in order to attract additional investment capital, our two executive officers (Mr. Vandeberg and Mr. Diamond-Goldberg) and Mr. Wayne Gruden, a significant stockholder of the Company, surrendered a total of 15,890,000 shares of common stock owned by them to us, which shares were immediately cancelled.

On April 28, 2011, we completed a private placement for 250,000 units at $1.00 per unit, for a total of $250,000 in gross proceeds, to one foreign investor residing outside of the United States. Each unit consisted of one share of restricted common stock and one warrant to purchase an additional share of common stock at $1.00 per share with a term of three years. This offering was exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. At the time of the sale of the units, the relative fair value of the common stock and the warrants was estimated to be $140,700 and $109,300, respectively, as determined based on the relative fair value allocation of the proceeds.

On August 10, 2011, we completed a private placement for 2,300,000 units at $2.00 per unit, for a total of $4,600,000 in gross proceeds. Each unit consists of one share of restricted convertible preferred stock and a warrant to purchase one share of restricted common stock. The convertible preferred stock is convertible into one share of restricted common stock, subject to customary adjustment for stock splits or similar events. The warrants are exercisable at $2.00 per share over a period of three years from the date of issuance. The offering was conducted under the exemption from registration provided pursuant to Regulation S under the U.S. Securities Act of 1933, as amended. The holders of shares of convertible preferred stock have a put right to require us to repurchase such shares for a price of $2.00 per share in the event that our common stock is not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012. This put right may be waived by the holders of convertible preferred stock. Because the event that may trigger redemption of the convertible preferred stock (the listing or quotation on a market more senior than the OTC Bulletin Board), is not solely within our control, the amount allocated to the convertible redeemable preferred stock is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity. We allocated the gross proceeds of $4,600,000 from the private placement between the convertible preferred stock and the warrants issued proportionately based on their estimated fair values as of the closing date of the private placement. The relative fair value of the convertible preferred stock and the warrants was estimated to be $2,766,733 and $1,833,267, respectively. The effective conversion price was used to measure the intrinsic value of the embedded conversion option which amounted to $2,270,266. As a result, the carrying value of the convertible preferred stock presented as mezzanine equity in the consolidated financial statements is $496,467. As of December 31, 2011, no adjustment to the carrying value of the convertible preferred stock to its redemption value was necessary as it was not considered probable that the convertible preferred stock would become redeemable.

On September 28, 2011, we entered into a retainer letter agreement with Midsouth Capital Inc., an investment banking firm, for investment banking services. As part of the compensation to Midsouth, we issued 10,000 shares of restricted common stock to Midsouth. This issuance of shares of common stock was exempt from registration in the United States pursuant to Section 4(2) under the Securities Act of 1933, as amended.

On October 21, 2011, we issued 3,552,516 common shares per share to Sovereign in connection with our acquisition of the Canadian oil and gas properties. Sovereign has a put right to require us to repurchase such shares for a price of $2.00 per share in the event that our common stock is not listed for trading or otherwise quoted on the NYSE, AMEX, NASDAQ or any other market more senior than the OTC Bulletin Board on or before March 31, 2012. Because the event that may trigger redemption of the 3,552,516 shares of common stock issued to Sovereign (the listing or quotation on a market more senior than the OTC Bulletin Board), is not solely within our control, the aggregate redemption value of the common stock amounting to $7,105,032 is presented as mezzanine equity in the consolidated financial statements rather than as permanent equity.

Warrants

The following table summarizes outstanding warrants to purchase shares of our common stock as of December 31, 2011 and 2010, as described above:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Date of Issue	December 31, 2011	December 31, 2010	Exercise Price	Expiration
October 2010	1,300,000	1,300,000	$0.50	October 2013
February 2011	300,000	—	$0.50	February 2014
April 2011	250,000	—	$1.00	April 2014
August 2011	2,300,000	—	$2.00	August 2014

	4,150,000	1,300,000

As of December 31, 2011, none of the outstanding warrants had been exercised.

Stock Incentive Plan

On May 3, 2011, our board of directors adopted the Legend Oil and Gas, Ltd. 2011 Stock Incentive Plan (“Plan”). The Plan provides for the grant of options to purchase shares of our common stock, and stock awards consisting of shares of our common stock, to eligible participants, including our directors, executive officers, employees and consultants. We have reserved 4,500,000 shares of common stock for issuance under the Plan. In November 2011, our Board approved the grant of stock options for a total of 1,400,000 shares to two Directors and two employees at an exercise price of $2.17 per share. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 94.18%, a risk free rate of 2.03%, and an expected life of 10 years. In December of 2011, the Board approved the grant of stock options for a total of 1,400,000 shares to two directors and two employees at an exercise price of $0.99 per share. The fair value of the option grant was estimated at the date of the grant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 92.9%, a risk free rate of 1.92%, and an expected life of 10 years.

At December 31, 2011, there were 1.7 million authorized shares available under the Plan, and there were options to purchase 933,333 shares of stock exercisable, with a remaining contractual term of 9.9 years. The weighted average grant date fair value of stock options granted during the year ended December 31, 2011, was $1.39. The weighted average exercise price of stock options granted and exercisable at December 31, 2011, and the year then ended was $1.58. The aggregate fair value of options vested during the year ended December 31, 2011 was $1.3 million. Unvested options amounted to 1,866,667 at December 31, 2011, and there were no options exercised, forfeited, or expired during the year ended December 31, 2011.

At December 31, 2011, there was $70,000 of aggregate intrinsic value of outstanding stock options, including $23,333 of aggregate intrinsic value of exercisable stock options. Intrinsic value is the total pretax intrinsic value for all “in-the-money” options (i.e., the difference between the closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all option holders exercised their options as of December 31, 2011. This amount changes, based on the fair market value of our common stock.

At December 31, 2011, we had $2.4 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 1.9 years.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7—RELATED PARTY TRANSACTIONS

Rent Expense

For the years ended December 31, 2011 and 2010, we recorded $14,893 and $3,750, respectively, in rent expense for the lease of office space from the law offices of Mr. Vandeberg, one of our directors and executive officers. We plan to use space provided by Mr. Vandeberg until it is no longer suitable for our operations or circumstances demand otherwise.

Legal Expenses

During the years ended December 31, 2011 and 2010, we incurred $116,346 and $13,886, respectively, for legal services rendered by a law firm of which Mr. Vandeberg is the sole member. We do not intend to use Mr. Vandeberg’s law firm for legal services during 2012.

Note Payable To Bank	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Note Payable To Bank [Abstract]
Note Payable To Bank

NOTE 6—NOTE PAYABLE TO BANK

In October 2011, we established a revolving demand loan with National Bank of Canada (the “Bank”) through our wholly-owned subsidiary, Legend Canada. The credit facility had a maximum borrowing base of CA$6.0 million. On March 25, 2012, we received notification from the Bank of its decision to reduce and restructure our credit facility, following their interim review in the first quarter of 2012. The Bank advised us that it decided to reduce the maximum borrowing base under the credit facility due to decreases in the market prices of natural gas and the resulting decrease in the value of our reserves securing the credit facility. On March 27, 2012, we entered into an Amending Offering Letter with the Bank to amend the credit facility on the following terms: (a) the revolving demand loan was reduced from CA$6.0 million to CA$4.0 million, which is payable in full at any time upon demand by the Bank; (b) the Bank provided a new CA$1.5 million bridge demand loan, which is payable in full at any time upon demand by the Bank, and in any event no later than May 31, 2012; and (c) we are required to provide an unlimited guarantee of the credit facility for Legend Canada.

As of March 31, 2012, the revolving credit facility had a maximum borrowing base of CA$4,000,000 ($3,996,400), and we had CA$3,862,022 ($3,858,547) in principal amount outstanding. Outstanding principal under the loan bears interest at a rate equal to the Bank’s prime rate of interest (currently 3%) plus 1%. We are obligated to pay a monthly fee of 0.25% of any undrawn portion of the credit facility. The borrowings under the credit facility is payable upon demand at any time. Borrowings under the agreements are collateralized by a Fixed and Floating Charge Demand Debenture (the “Debenture”) to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank. The interest rate on amounts drawn under the Debenture, as well as interest that is past due, is the prime rate, plus 7% per annum. As further collateral, Legend Canada also executed an Assignment of Book Debts on October 19, 2011, that grants, transfers and assigns to the Bank a continuing and specific security interest in specific collateral of Legend Canada, including all debts, proceeds, accounts, claims, money and chooses in action which currently or in the future are owing to Legend Canada. Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets. We were in compliance with this debt covenant at March 31, 2012. The revolving credit facility is subject to review by the Bank at future dates as determined by the Bank, and the Bank may increase or lower the maximum borrowing base subject to their review. The next scheduled review is May 31, 2012.

As of March 31, 2012, we also had a bridge demand loan in place through Legend Canada that was fully drawn for CA$1,500,000 ($1,498,650). This bridge facility bears interest at a rate equal to the Bank’s prime rate of interest (currently 3%) plus 2%. This bridge facility is payable no later than May 31, 2012, and can be retired at any time prior to that date.

In May 2012, we entered into an unlimited guarantee of the credit facility in favor of the Bank, and we also entered into a blanket security agreement, granting to the Bank a security interest in all of our personal property assets to secure the guarantee.

Legend Canada also has a CA$20,000 ($20,000) letter of guarantee outstanding, related to a company that provides third party processing to the Company.

NOTE 8—NOTE PAYABLE TO BANK

Under a series of agreements with National Bank of Canada (the “Bank”), as of December 31, 2011, we had a revolving credit facility with a maximum borrowing base of CA$6,000,000 through our wholly-owned subsidiary, Legend Canada. Outstanding principal under the loan bears interest at a rate equal to the Bank’s prime rate of interest (currently 3%) plus 1%. We are obligated to pay a monthly fee of 0.25% of any undrawn portion of the credit facility. The borrowings under the credit facility is payable upon demand at any time. Borrowings under the agreements are collateralized by a Fixed and Floating Charge Demand Debenture (the “Debenture”) to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank. The interest rate on amounts drawn under the Debenture, as well as interest that is past due, is the prime rate, plus 7% per annum. As further collateral, Legend Canada also executed an Assignment of Book Debts on October 19, 2011, that grants, transfers and assigns to the Bank a continuing and specific security interest in specific collateral of Legend Canada, including all debts, proceeds, accounts, claims, money and choses in action which currently or in the future are owing to Legend Canada. As of December 31, 2011 there was $5,094,042 in principal outstanding on the revolving credit facility. Legend Canada also has a $20,000 (CA$20,000) letter of guarantee outstanding, related to a company that provides third party processing to the Company.

Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets. We were in compliance with this debt covenant at December 31, 2011.

The revolving credit facility is subject to review by the Bank at future dates as determined by the Bank, and the Bank may increase or lower the maximum borrowing base subject to their review. Refer to note 12 for information relating to the December 31, 2011 National Bank review.

Operating Lease	12 Months Ended
Dec. 31, 2011
Operating Lease [Abstract]
Operating Lease

NOTE 9—OPERATING LEASE

We lease office space under a noncancelable operating lease expiring in October 2016. Total rent expense under the agreement was $19,975 for the year ended December 31, 2011. Minimum future lease payments under the lease are $50,700 for each of the years through 2015, and $42,300 for 2016.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 10—INCOME TAXES

The items accounting for the difference between income taxes computed at the statutory rates and the provision for income taxes (including the components of deferred tax assets and liabilities) are as follows for the years ended December 31:

	2011	2010
Net loss	$(6,049,335)	$(158,114)
Tax rate	31.64%	34.80%

Tax at statutory rate	(1,914,000)	(55,026)
Stock-based compensation	498,057	—
Property	27,421	1,517
Non taxable capital gain	(20,966)	—
Valuation allowance	1,409,488	53,509

Deferred tax asset	$—	$—

We established a valuation allowance for the full amount of the net deferred tax asset as management does not currently believe that it is more likely than not that these assets will be recovered in the foreseeable future. The increase in the valuation allowance was $1,355,979 and $53,509 for 2011 and 2010, respectively. The net operating loss at December 31, 2011 is approximately $1.7 million, which will begin to expire during 2030. The tax years 2010 and 2011 remain open to examination by federal agencies and other jurisdictions in which we operate.

Supplemental Oil And Gas Reserve Information	12 Months Ended
Dec. 31, 2011
Supplemental Oil And Gas Reserve Information [Abstract]
Supplemental Oil And Gas Reserve Information

NOTE 11—SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited)

All information set forth herein relating to our proved reserves, estimated future net cash flows and present values is taken or derived from reports prepared by InSite Petroleum Consultants Ltd and KLH Consulting. All of the information designated as Canada below relates to Legend Canada’s operations. The estimates of these engineers were based upon their review of production histories and other geological, economic, ownership and engineering data provided by and relating to us. No reports on our reserves have been filed with any federal agency. In accordance with the Securities and Exchange Commission’s (“SEC”) guidelines, our estimates of proved reserves and the future net revenues from which present values are derived are based on an unweighted 12-month average of the first-day-of-the-month price for the period January through December for that year held constant throughout the life of the properties. Operating costs, development costs and certain production-related taxes were deducted in arriving at estimated future net revenues, but such costs do not include debt service, general and administrative expenses and income taxes.

Capitalized Costs relating to Oil and Gas Producing Activities

Capitalized costs relating to oil and gas producing activities are as follows:

	Canada	United States	Total
December 31, 2011:
Proved	$8,137,510	$855,283	$8,992,793
Unproved	8,196,594	138,786	8,335,380

Total capitalized costs	16,334,104	994,069	17,328,173
Accumulated depreciation, depletion, and amortization	(401,523)	(92,071)	(493,594)

Net capitalized costs	$15,932,581	$901,998	$16,834,579
December 31, 2010 :
Proved	$—	$—	$—
Unproved	—	628,600	628,600

Total capitalized costs	—	628,600	628,600
Accumulated depreciation, depletion, and amortization	—	—	—

Net capitalized costs	$—	$628,600	$628, 600

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities

Cost incurred in oil and gas property acquisition and development activities are as follows:

	Canada	United States	Total
Year Ended December 31, 2011:
Acquisition costs :
Proved	$9,567,701	$—	$9,567,701
Unproved	8,196,595	138,786	8,335,381
Exploration costs	13,849	—	13,849
Development costs	—	154,684	154,684

Total costs incurred	17,778,145	293,470	18,071,615
Year Ended December 31, 2010:
Acquisition costs :
Proved	$—	$—	$—
Unproved	—	628,600	628,600
Exploration costs	—	—	—
Development costs	—	—	—

Total costs incurred	$—	$628,600	$628,600

Results of Operations for Oil and Gas Producing Activities

The following table shows the results from operations for the periods ended December 31, 2011 and 2010 :

	Canada	United States	Total
Year Ended December 31, 2011:
Revenue	$620,589	$256,131	$876,720
Production expenses	271,507	195,816	467,323
Depletion, depreciation and amortization	401,522	92,071	493,593
Accretion	11,911	3,301	15,212
Impairment of oil and gas properties	1,558,036	—	1,558,036
Income tax expense (benefit)	—	—

Results of activities	$(1,622,387)	$(35,057)	$(1,657,444)
Year Ended December 31, 2010:
Revenues	$—	$16,320	$16,320
Production Expenses	—	16,027	16,027

Results of activities	$—	$293	$293

Oil and Gas Reserves

	Canada			United States	Total
	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)
Proved reserves at December 31, 2010	—	—	—	—	—	—	—	—
Production	(4.3)	(79.3)	(0.5)	(3.0)	(7.3)	(79.3)	(0.5)	(21.0)
Purchases of reserves	247.8	1,464.7	5.0	—	247.8	1,464.7	5.0	497.0
Extensions and discoveries	—	—	—	103.1	103.1	—	—	103.1

Proved reserves at December 31, 2011	243.5	1,385.4	4.5	100.1	343.6	1,385.4	4.5	579.1
PROVED DEVELOPED RESERVES:
December 31, 2010	—	—	—	—	—	—	—	—
December 31, 2011	201.1	1,238.2	4.5	26.3	227.4	1,238.3	4.5	438.4
PROVED UNDEVELOPED RESERVES:
December 31, 2010	—	—	—	—	—	—	—	—
December 31, 2011	42.4	147.2	—	73.8	116.2	147.1	—	140.7

Standardized Measure of Discounted Future Net Cash Flows

The following table sets forth as of December 31, 2011, the estimated future net cash flow from and Standardized Measure of Discounted Future Net Cash Flows (“Standardized Measure”) of our proved reserves, which were prepared in accordance with the rules and regulations of the SEC and the Financial Accounting Standards Board. Future net cash flow represents future gross cash flow from the production and sale of proved reserves, net of crude oil, natural gas and natural gas liquids production costs (including production taxes, ad valorem taxes and operating expenses) and future development costs. The calculations used to produce the figures in this table are based on current cost and price factors at December 31, 2011.

Standardized Measure relating to proved reserves:

	Canada	United States	Total
December 31, 2011 :
Future cash inflows	$27,706,444	$8,243,851	$35,950,295
Future production costs:	12,104,423	3,910,968	16,015,391
Future development costs	3,588,062	280,000	3,868,062

Future cash flows before income taxes	12,013,959	4,052,883	16,066,842
Future income taxes	114,062	—	114,062

Future net cash flows after income taxes	11,899,897	4,052,883	15,952,780
10% annual discount for estimated timing of cash flows	(4,318,654)	(1,339,913)	(5,658,567)

Standardized measure of discounted future net cash flows	$7,581,243	2,712,970	$10,294,213

The following reconciles the change in the Standardized Measure :

	Canada	United States	Total
Beginning of year	$—	$—	$—
Changes from:
Purchases of proved reserves	7,601,892	—	7,601,892
Sales of producing properties	—	—	—
Extensions, discoveries and improved recovery, less related costs	—	2,772,970	2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(350,000)	(60,000)	(410,000)
Revision of quantity estimates	—	—	—
Accretion of discount	—	—	—
Change in income taxes	(114,062)	—	(114,062)
Changes in estimated future development costs	(3,450,105)	—	(3,450,105)
Development costs incurred that reduced future development costs	—	—	—
Change in sales and transfer prices, net of production costs	—	—	—
Changes in production rates (timing) and other	3,893,517	—	3,893,517

End of year	$7,581,253	$2,712,970	$10,294,213

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Event

NOTE 12—SUBSEQUENT EVENT

Revolving credit facility

Subject to the terms and conditions of Legend Canada’s revolving credit facility with National Bank of Canada, a review was conducted in early 2012. As a result of this review by the Bank, it was determined that the reserves underlying the facility had decreased in value, and as such the maximum borrowing base would be decreased accordingly. The revised borrowing base was set at CA$4,000,000 ($3,998,800USD), with a scheduled review of May 31, 2012. Concurrently, we arranged a Bridge facility of CA$1,500,000 ($1,499,550USD) to supplement the revolving credit facility, for a total of CA$5,500,000 ($5,498,350USD) in borrowing base from National Bank of Canada. Borrowings under the bridge facility bear interest at the Bank’s prime rate of interest plus 2%. In order to induce the Bank to revise the credit facility, Legend Oil and Gas, Ltd. provided a guarantee under the revised credit facility. All of the borrowings under the revised credit facility are payable upon demand at any time.

Put Agreements

As discussed in Note 6, the August 10, 2011 preferred stock issuance and October 20, 2011 common stock issuance both had a put right, based our ability to have our Common Shares listed on a market more senior than the OTCBB on or before March 31, 2012. As of the date of this Report, we have not obtained a senior listing for our Common Shares and these put rights will become exercisable on April 1, 2012. We are currently in discussions with Sovereign and the holders of our convertible preferred stock whether they would be willing to extend the March 31 deadline or to waive their put rights. As of the date of this Report, we have received signed waivers from the holders of our convertible preferred stock of their put rights in consideration for our issuance to them of additional Common Shares; however, these waivers are contingent on Sovereign also agreeing to waive its rights. Sovereign has verbally indicated that it is willing to agree to a standstill agreement to not exercise the put rights while we continue in discussions.

Share Issuance

Under the security price guarantee described in Note 3, we are required to issue additional Common Shares to Sovereign if the volume weighted average trading price (VWAP) of our Common Shares falls below threshold amounts during certain specified 10-day periods upon the registration statement being declared effective on March 15, 2012. During this first VWAP period (March 8 through March 21, 2012), the volume weighted average trading price of our Common Shares was $0.8992. As a result, we are obligated to issue an additional 4,348,8551 Common Shares to Sovereign; provided, however, that the agreement provides that we cannot issue shares to Sovereign that would cause it to become a 10% shareholder, unless Sovereign expressly waives this limitation. As of the date of this Report, Sovereign has not waived the 10% limitation, and we are currently obligated to issue approximately 1,650,000 Common Shares. We have not yet issued any of these additional Common Shares to Sovereign.